Trade Receivables, Net (Tables)	12 Months Ended
Jun. 30, 2025
Trade Receivables, Net [Abstract]
Schedule of Trade Receivables, Net
	June 30, 2025	June 30, 2024
	RM	RM
Trade receivables
- Third parties	41,820,000	27,940,000

Impairment allowance
Balance as of July 1	(94,000)	-
Reversal/(addition)	94,000	(94,000)
Balance as of June 30	-	(94,000)

Net balance	41,820,000	27,846,000

Schedule of Trade Receivables and Aging Analysis	Trade receivables and aging analysis of the Group are as follows:
IOT segment – third parties
RM
June 30, 2025

Current	41,820,000

Less: Impairment allowance	-
Total	41,820,000

June 30, 2024

Current	27,000,000

Past due:
1 to 30 days	470,000
31 to 120 days	470,000

Less: Impairment allowance	(94,000)
Total	27,846,000